Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive (Loss)/Income - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	£ 8,882	£ 6,298	£ 17,649	£ 20,410
Cost of sales	(6,742)	(9,188)	(21,468)	(23,761)
Gross profit/(loss)	2,140	(2,890)	(3,819)	(3,351)
Research and development expenses	(32,608)	(36,776)	(99,013)	(93,235)
General and administrative expenses	(11,141)	(10,310)	(33,689)	(30,189)
Foreign exchange gains	3,272	7,421	1,628	39,892
Loss on forward contracts	0	0	0	(11,287)
Other income	1,116	1,240	5,554	4,190
Operating loss	(37,221)	(41,315)	(129,339)	(93,980)
Finance income	4,436	2,148	12,213	2,660
Finance expenses	(263)	(89)	(799)	(216)
Share of loss of joint venture	(535)	(114)	(1,149)	(679)
Loss before taxation	(33,583)	(39,370)	(119,074)	(92,215)
Income tax benefit	2,369	3,894	14,246	12,571
Loss for the period	(31,214)	(35,476)	(104,828)	(79,644)
Items that may be reclassified to profit or loss
Foreign currency gain/(loss) on translation of foreign operations	546	1,295	(1,135)	2,312
Total other comprehensive income/(loss) for the period, net of tax	546	1,295	(1,135)	2,312
Total comprehensive loss for the period	£ (30,668)	£ (34,181)	£ (105,963)	£ (77,332)
Basic loss per share (GBP per share)	£ (0.25)	£ (0.29)	£ (0.85)	£ (0.65)
Diluted loss per share (GBP per share)	£ (0.25)	£ (0.29)	£ (0.85)	£ (0.65)